RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of payment or accruals of related party) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Consulting fees paid	$ 271,255
CEO [Member]
Disclosure of transactions between related parties [line items]
Consulting fees paid	151,200
CFO [Member]
Disclosure of transactions between related parties [line items]
Consulting fees paid	$ 120,055